Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (18,499)	$ (9,712)
Adjustments to reconcile net loss to net cash provided by operations:
Share-based compensation	12,231	4,906
Depreciation and amortization	5,390	2,406
Amortization of right-of-use assets	2,804	1,638
Change in fair value of warrant liabilities	6,064	292
Other	107	886
Changes in operating assets and liabilities:
Accounts receivable	382	(3,386)
Prepaid expenses and other assets	(1,031)	(2,191)
Accounts payable	(692)	(1,683)
Accrued expenses and other current liabilities	(399)	2,138
Accrued compensation and benefits	8,080	3,869
Operating lease liabilities	(3,536)	(1,691)
Net cash used in operating activities	10,901	(2,528)
Cash flows from investing activities:
Cash paid for acquisitions, net of cash acquired		(13,114)
Purchases of property and equipment		(13)
Purchases of intangible assets	(2,202)
Capitalized internal-use software development costs	(1,054)	(1,149)
Loan to SharesPost		(3,000)
Payment of deferred payments related to IRA Services acquisition		(6,097)
Net cash used in investing activities	(3,256)	(23,373)
Cash flows from financing activities:
Proceeds from exercise of options, including proceeds from repayment of promissory notes	1,621	24
Proceeds from notes payable		25,566
Repayment of notes payable	(19,438)	(27,688)
Payments of deferred offering costs	(4,954)
Cash paid to purchase equity awards	(23)	(49)
Net cash provided by financing activities	26,581	39,380
Net change in cash	34,226	13,479
Cash, cash equivalents and restricted cash, beginning of year	42,178	28,699
Cash, cash equivalents and restricted cash, end of year	76,404	42,178
Supplemental disclosures of cash flow information:
Cash paid for interest	2,118	425
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	1,702
Deferred offering costs accrued and not yet paid	969
Capitalized internal-use software development costs accrued and not yet paid	214
Deferred payments related to SharesPost acquisition		783
Forgiveness of loan to SharesPost in relation to acquisition		3,000
Issuance of Junior convertible preferred stock in relation to SharesPost acquisition		20,383
Issuance of Junior convertible preferred stock warrants in relation to SharesPost acquisition		1,285
Issuance of Class AA common stock in relation to SharesPost acquisition		44,817
Exchange of Class AA common stock for Series B-1 convertible preferred stock	39,722
Conversion of convertible notes into Series B-1 convertible preferred stock	111	9,940
Vesting of early exercised stock options and restricted stock awards	145	32
Warrant issued in connection with issuance of convertible notes payable		51
Warrant issued in connection with issuance of term loan		151
Series B-1
Cash flows from financing activities:
Proceeds from issuance of Series B-1 convertible preferred stock, net of issuance	47,735	41,527
Proceeds from issuance of Series B-2 convertible preferred stock, net of issuance costs	47,735	41,527
Payments of deferred offering costs		$ (2,713)
Series B-2
Cash flows from financing activities:
Proceeds from issuance of Series B-1 convertible preferred stock, net of issuance	1,640
Proceeds from issuance of Series B-2 convertible preferred stock, net of issuance costs	$ 1,640